Related Party Balances and Transactions (Details)					6 Months Ended
	Jan. 13, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Aug. 13, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Feb. 25, 2023 shares	Jan. 23, 2023 shares	Feb. 25, 2022 shares	Nov. 17, 2021 AUD ($)
Related Party Balances and Transactions [Line Items]
Concentration risk threshold percentage					20.00%	20.00%
Line of credit				$ 15,000,000
Line of credit maturity date				Aug. 12, 2022
Outstanding principal indebtedness rate				8.00%
Line of credit facility				$ 12,000,000
Working capital (in Dollars)											$ 700,000
Bearing interest rate											10.00%
Maturity date											6 months
Line of credit operation	$ 1,000,000
Expiry date	Jan. 12, 2023
Line of credit extendable	3 years
Outstanding principal interest	10.00%
Outstanding amount	$ 500,000
Received one off compensation					$ 28,615		$ 23,275
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares) | shares									10
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares) | shares									1
Line of Credit [Member]
Related Party Balances and Transactions [Line Items]
Maturity date											6 months
Aptorum Therapeutics Limited [Member]
Related Party Balances and Transactions [Line Items]
Maturity date											6 months
Aptus Management Limited [Member]
Related Party Balances and Transactions [Line Items]
Expiry date		Dec. 31, 2023	Dec. 31, 2023
Services fees		$ 3,205	$ 25,000
Aenco Technology Limited [Member]
Related Party Balances and Transactions [Line Items]
Concentration risk threshold percentage					34.56%	34.56%
Libra Sciences Limited [Member]
Related Party Balances and Transactions [Line Items]
Concentration risk threshold percentage					50.00%	50.00%
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Management services income received					$ 13,333	$ 104,000
Services fees					21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees					18,359	143,200
Business development					$ 13,018	$ 101,542
Clark Cheng [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares) | shares										119
Clark Cheng [Member] | Maximum [Member]
Related Party Balances and Transactions [Line Items]
Equity interest, percentage										92.00%
Clark Cheng [Member] | Minimum [Member]
Related Party Balances and Transactions [Line Items]
Equity interest, percentage										91.00%
Aptorum Medical Limited [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares) | shares								122
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions [Line Items]
Equity interest, percentage								91.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions [Line Items]
Equity interest, percentage								90.00%